Investments (Securities Lending) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Securities Financing Transaction [Line Items]
Cash collateral on deposit from counterparties	$ 6,642	$ 8,981
Security collateral on deposit from counterparties	27	23
Reinvestment portfolio — estimated fair value	6,571	8,938
Amortized cost
Securities Financing Transaction [Line Items]
Securities loaned	5,895	8,047
Estimated fair value
Securities Financing Transaction [Line Items]
Securities loaned	$ 6,555	$ 8,830